Combined capital and additional paid in capital -Disclosure of changes in combined capital and additional paid in capital (Detail)		12 Months Ended
		Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		¥ 9,764,000		¥ 23,246,000
Issuance of ordinary shares	[1]			0
Contribution of a shareholder		267,615,000		68,700,000
Ending balance		25,069,000		9,764,000
Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	[1]	0		0
Issuance of ordinary shares	[1]			0
Ending balance	[1]	0		0
Issued Capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		4		1
Issuance of ordinary shares				3
Ending balance		4		4
Additional paid-in capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		147,986,000		79,286,000
Contribution of a shareholder		267,615,000		68,700,000
Ending balance		415,601,000		147,986,000
Additional paid-in capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		147,986,000		79,286,000
Issuance of ordinary shares				0
Contribution of a shareholder		267,615,000		68,700,000
Ending balance		415,601,000		147,986,000
Issued Capital And Additional Paid in Capital | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance		147,986,000		79,286,000
Issuance of ordinary shares				0
Contribution of a shareholder		267,615,000		68,700,000
Ending balance		¥ 415,601,000		¥ 147,986,000
Ordinary shares [member] | Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance (in shares) | shares		5,000	5,000	1,000	1,000
Beginning balance | $			$ 1		$ 0
Issuance of ordinary shares | shares				4,000	4,000
Issuance of ordinary shares | $					$ 0
Ending balance (in shares) | shares		5,000	5,000	5,000	5,000
Ending balance | $			$ 1		$ 1

[1]	Representing amount less than RMB1,000.